iShares
®
Environmental Infrastructure and Industrials ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  —  5 .5%
Advanced Drainage Systems, Inc. ............. 1,205 $ 174,520
China Lesso Group Holdings Ltd. .............. 16,000 9,543
Reliance Worldwide Corp. Ltd. ................ 13,259 34,039
TOTO Ltd. ............................. 2,500 69,076
Zhejiang Weixing New Building Materials Co. Ltd. ,
Class A .............................. 2,000 2,991
290,169
a
Chemicals  —  2 .1%
Ingevity Corp.
(a)
.......................... 606 35,863
Umicore SA ............................ 3,532 73,833
109,696
a
Commercial Services & Supplies  —  7 .4%
Befesa SA
(b)
............................ 635 21,945
Beijing Originwater Technology Co. Ltd. , Class A .... 4,600 2,583
Clean Harbors, Inc.
(a)
...................... 859 201,418
Cleanaway Co. Ltd. ....................... 13,000 13,052
ION Exchange India Ltd. .................... 1,213 5,146
Tetra Tech, Inc. .......................... 4,478 150,192
394,336
a
Construction & Engineering  —  4 .9%
NBCC India Ltd. ......................... 17,448 23,693
Stantec, Inc. ............................ 1,942 183,256
Sweco AB , Class B ....................... 3,445 56,203
263,152
a
Containers & Packaging  —  6 .2%
Smurfit WestRock PLC ..................... 8,563 331,131
a
Electronic Equipment, Instruments & Components  —  5 .0%
Badger Meter, Inc. ........................ 501 87,379
Landis+Gyr Group AG
(a)
.................... 445 28,614
Osaki Electric Co. Ltd. ..................... 600 4,763
Riken Keiki Co. Ltd. ....................... 600 12,267
Shimadzu Corp. .......................... 4,300 114,473
Wasion Holdings Ltd. ...................... 8,000 17,662
265,158
a
Machinery  —  29 .5%
Construcciones y Auxiliar de Ferrocarriles SA ...... 298 20,576
Franklin Electric Co., Inc. ................... 658 62,859
Fujian Longking Co. Ltd. , Class A .............. 1,300 3,040
Guangdong Topstar Technology Co. Ltd. , Class A
(a)
.. 600 2,834
Lindsay Corp. ........................... 184 21,688
METAWATER Co. Ltd. ..................... 400 8,581
Mueller Water Products, Inc. , Series A ........... 2,629 62,623
NFI Group, Inc.
(a)
......................... 1,050 11,873
NGK Insulators Ltd. ....................... 4,500 96,567
Organo Corp. ........................... 400 33,117
Pentair PLC ............................ 2,792 290,759
TOMRA Systems ASA ..................... 3,954 52,995
Torishima Pump Manufacturing Co. Ltd. .......... 300 3,869
Tsukishima Holdings Co. Ltd. ................. 400 7,209
Watts Water Technologies, Inc. , Class A .......... 464 128,073
Westinghouse Air Brake Technologies Corp. ....... 1,486 317,187
Xylem, Inc. ............................. 2,323 316,346
Yangzijiang Shipbuilding Holdings Ltd. ........... 42,700 115,354
Yutong Bus Co. Ltd. , Class A ................. 2,600 12,188
1,567,738
a
Security Shares Value
a
Metals & Mining  —  2 .0%
ARE Holdings, Inc. ........................ 1,300 $ 26,491
Dowa Holdings Co. Ltd. .................... 900 42,732
Hangzhou Iron & Steel Co. , Class A
(a)
........... 4,200 4,922
Sims Ltd. .............................. 2,759 32,920
107,065
a
Multi-Utilities  —  6 .7%
Qatar Electricity & Water Co. QSC ............. 8,493 35,066
Veolia Environnement SA ................... 9,300 323,616
358,682
a
Professional Services  —  0 .9%
Arcadis N.V. ............................ 1,179 49,180
a
Trading Companies & Distributors  —  3 .2%
Core & Main, Inc. , Class A
(a)
.................. 3,238 168,279
a
Water Utilities  —  25 .9%
Aguas Andinas SA , Class A .................. 43,715 17,899
American States Water Co. .................. 644 46,677
American Water Works Co., Inc. ............... 2,419 315,680
Beijing Capital Eco-Environment Protection Group Co.
Ltd. , Class A .......................... 9,300 3,999
Beijing Enterprises Water Group Ltd. ............ 66,000 20,868
California Water Service Group ............... 995 43,113
Chengdu Xingrong Environment Co. Ltd. , Class A ... 3,800 3,906
China Water Affairs Group Ltd. ................ 20,000 13,380
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 8,054 193,871
Cia de Saneamento de Minas Gerais Copasa MG ... 3,275 26,193
Cia De Sanena Do Parana .................. 5,079 37,140
Essential Utilities, Inc. ...................... 4,779 183,322
H2O America ........................... 561 27,483
Jiangxi Hongcheng Environment Co. Ltd. , Class A ... 1,600 2,126
Manila Water Co., Inc. ..................... 18,100 12,398
Pennon Group PLC ....................... 7,994 56,658
Severn Trent PLC ........................ 4,524 169,881
United Utilities Group PLC ................... 11,663 187,383
VA Tech Wabag Ltd. ....................... 791 11,490
Zhongshan Public Utilities Group Co. Ltd. , Class A .. 1,500 2,504
1,375,971
a
Total Common Stocks — 99.3%
(Cost: $ 3,995,875 ) .................................. 5,280,557
a
Preferred Stocks
Machinery  —  0 .3%
Marcopolo SA , Preference Shares , NVS ......... 12,310 13,398
a
a
Total Preferred Stocks — 0.3%
(Cost: $ 12,015 ) .................................... 13,398
Total Long-Term Investments — 99.6%
(Cost: $ 4,007,890 ) .................................. 5,293,955

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Environmental Infrastructure and Industrials ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................ 6,623 $ 6,623
a
Total Short-Term Securities — 0.1%
(Cost: $ 6,623 ) ..................................... 6,623
Total Investments — 99.7%
(Cost: $ 4,014,513 ) .................................. 5,300,578
Other Assets Less Liabilities — 0 .3% ..................... 14,978
Net Assets — 100.0% ................................. $ 5,315,556
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
.. $ —  $ —
(b)
$ —  $ —  $ —  $ —  —  $ 14
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... —  6,623
(b)
—  —  —  6,623  6,623  63  —
$ —  $ —
$ 6,623
$ 77  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 1 03/20/26 $ 12 $ (580)

iShares
®
Environmental Infrastructure and Industrials ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,219,373  $ 2,061,184  $ —  $ 5,280,557
Preferred Stocks ......................................... —  13,398  —  13,398
Short-Term Securities
Money Market Funds ...................................... 6,623  —  —  6,623
$ 3,225,996  $ 2,074,582  $ —  $ 5,300,578
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (580) $ —  $ —  $ (580)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)